UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011
Check here [ ] if Amendment; Amendment Number
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Telluride Asset Management LLC
Address:		1000 Parkers Lake Road
			Wayzata, MN 55391

Form 13F File Number: 28-11432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Kuper
Title:		Authorized Agent
Phone:		952-653-6446

Signature, Place, and Date of Signing:
13
	Mark Kuper	Wayzata, MN  	November 14, 2011
	[Signature]	[City, State]	 [Date]

[X]	13F HOLDINGS REPORT.  (Check here if all holdings
 of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total	20

Form 13F Information Table Value Total	133559
					(thousands)

List of Other Included Managers:	NONE

1	2	3	4	5		6	7	8
			VALUE	SHRS OR	SH/PUT/	INV	OTHER	VOTING
NAME OF ISSUER	CLASS	CUSIP	(x$1000)	PRN AMT	PRN CALL	DESC	MGRS	S SH N
ANNALY CAP MGMT INC	C	3571090	166	SHRS	10000	SOLE	NONE	X
GENERAL MOTORS	COM	37045V10	404	SHRS	20000	SOLE	NONE	X
GENERAL MOTORS	P	37045V95	404	SHRS	20000	SOLE	NONE	X
HECLA MNG CO	COM	42270410	132	SHRS	24716	SOLE	NONE	X
INTERNATIONAL TOWER HILL MIN	COM	46050R10	73	SHRS	14448	SOLE	NONE	X
ISHARES SILVER TRUST	COM	46428Q10	475	SHRS	16405	SOLE	NONE	X
ISHARES SILVER TRUST	P	46428Q95	367	SHRS	12700	SOLE	NONE	X
ISHARES SILVER TRUST	C	46428Q90	7632	SHRS	263800	SOLE	NONE	X
ISHARES TR	C	46428743	2054	SHRS	17000	SOLE	NONE	X
MARKET VECTORS ETF TR	C	57060U90	552	SHRS	10000	SOLE	NONE	X
PLATINUM GROUP METALS LTD	COM	72765Q20	81	SHRS	78958	SOLE	NONE	X
POWERSHARES DB CMDTY IDX TRA	P	73935S95	232	SHRS	9000	SOLE	NONE	X
POWERSHS DB MULTI SECT COMM	P	73936B95	549	SHRS	18500	SOLE	NONE	X
POWERSHS DB MULTI SECT COMM	C	73936B90	673	SHRS	22700	SOLE	NONE	X
POWERSHS DB MULTI SECT COMM	C	73936B90	737	SHRS	32000	SOLE	NONE	X
SPDR GOLD TRUST	COM	78463V10	13768	SHRS	87100	SOLE	NONE	X
SPDR GOLD TRUST	P	78463V95	2845	SHRS	18000	SOLE	NONE	X
SPDR TR	C	78462F90	89713	SHRS	792800	SOLE	NONE	X
UNITED STATES OIL FUND LP	P	91232N95	2134	SHRS	70000	SOLE	NONE	X
UNITED STATES OIL FUND LP	C	91232N90	10568	SHRS	346600	SOLE	NONE	X
TOTAL			133559